Basis of Presentation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation:

The accompanying interim financial information of Seaspan Corporation (“the Company”) have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”), on a basis consistent with those followed in the December 31, 2012 audited annual consolidated financial statements. The accompanying interim financial information is unaudited and reflects all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods presented. These unaudited interim consolidated financial statements do not include all the disclosures required under U.S. GAAP for annual financial statements and should be read in conjunction with the December 31, 2012 consolidated financial statements filed with the Securities and Exchange Commission in the Company’s 2012 Annual Report on Form 20-F.

Certain comparative information has been reclassified to conform with the financial statement presentation adopted for the current year.

The Company has recast the 2012 consolidated balance sheet and statements of cash flows for the three and six months ended June 30, 2012 to separately present balances of and movements in restricted cash, included in other assets, from cash and cash equivalents. This reclassification, which is immaterial, had no impact on the comparative consolidated statements of operations.

The Company has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 amended existing guidance by requiring additional disclosure either on the face of the income statement or in the notes to the financial statements of significant amounts reclassified out of accumulated other comprehensive income. ASU 2013-01 requires prospective adoption, and affects financial statement disclosure only. The adoption of ASU 2013-01 had no effect on the results of operations or financial position of the Company.

The Company adopted FASB ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). ASU 2013-01 amended existing guidance by requiring additional disclosure about financial instruments and derivative instruments that are either (1) offset in the statement of financial position or (2) subject to an enforceable master netting arrangement. ASU 2013-01 requires retrospective disclosure for all comparative periods. The adoption of ASU 2013-01 did not have a material impact on the financial position of the Company.